Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Held-to-maturity securities, estimated fair value	$ 839,064	$ 198,893
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	143,937,917	118,020,280
Common stock, shares outstanding	138,449,434	111,915,882
Treasury stock, shares	5,488,483	6,104,398